UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06143

CREDIT SUISSE GLOBAL FIXED INCOME FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2007 to July 31, 2007

Item 1:                   Schedule of Investments

Credit Suisse Global Fixed Income Fund

Schedule of Investments

July 31, 2007 (unaudited)

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BONDS (95.0%)
Australia (1.1%)
Sovereign (1.1%)
860	AUD	Queensland Treasury Corp., Series 15G, Global Government Guaranteed Notes	(AAA, Aaa)	10/14/15	6.000	$710,785
TOTAL AUSTRALIA						710,785
Austria (2.2%)
Banks (2.2%)
160,000	JPY	Osterreichische Kontrollbank AG, Global Government Guaranteed Notes	(AAA, Aaa)	03/22/10	1.800	1,367,741
TOTAL AUSTRIA						1,367,741
Belgium (6.5%)
Sovereign (6.5%)
680	EUR	Kingdom of Belgium	(AA+, Aa1)	03/28/09	3.750	921,671
2,030	EUR	Kingdom of Belgium	(AA+, Aa1)	03/28/28	5.500	3,115,589
TOTAL BELGIUM						4,037,260
Bermuda (0.6%)
Insurance (0.2%)
130	USD	Everest Reinsurance Holdings, Notes	(A-, A3)	10/15/14	5.400	125,288
Telecommunications (0.4%)
225	USD	Intelsat, Ltd., Global Senior Notes	(B, Caa1)	11/01/08	5.250	220,500
TOTAL BERMUDA						345,788
Canada (4.5%)
Pipelines (0.1%)
75	USD	TransCanada PipeLines, Ltd., Yankee Bonds	(A-, A2)	01/15/15	4.875	70,766
Sovereign (4.4%)
2,900	CAD	Government of Canada	(AAA, Aaa)	09/01/09	4.250	2,695,350
TOTAL CANADA						2,766,116
Germany (7.8%)
Banks (4.3%)
120,000	JPY	Kreditanstalt fuer Wiederaufbau, Global Government Guaranteed Notes	(AAA, Aaa)	02/16/26	2.050	985,452
200,000	JPY	Landwirtschaftliche Rentenbank, Series EMTN, Unsubordinated Notes	(AAA, Aaa)	04/25/13	1.375	1,664,476
						2,649,928
Sovereign (3.5%)
240	EUR	Federal Republic of Germany	(AAA, Aaa)	07/04/10	5.250	336,582
520	EUR	Federal Republic of Germany	(AAA, Aaa)	01/04/12	5.000	730,132
500	EUR	Federal Republic of Germany	(AAA, Aaa)	07/04/16	4.000	668,415
365	EUR	Federal Republic of Germany	(AAA, Aaa)	01/04/37	4.000	461,116
						2,196,245
TOTAL GERMANY						4,846,173
Ireland (3.2%)
Banks (2.2%)
1,000	EUR	Depfa ACS Bank, Rule 144A ‡	(AAA, Aaa)	04/15/08	3.250	1,357,271
Diversified Financials (1.0%)
500	EUR	GE Capital European Funding, Series EMTN, Company Guaranteed Notes	(AAA, Aaa)	10/27/16	4.125	647,107
TOTAL IRELAND						2,004,378
Italy (2.6%)
Sovereign (2.6%)
190,000	JPY	Republic of Italy	(A+, Aa2)	02/23/10	1.800	1,622,895
TOTAL ITALY						1,622,895

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BONDS
Japan (2.3%)
Sovereign (2.3%)
200,000	JPY	Development Bank of Japan, Global Government Guaranteed Notes	(AA, Aaa)	06/20/23	1.050	$ 1,428,803
TOTAL JAPAN						1,428,803
Luxembourg (2.2%)
Insurance (1.1%)
500	EUR	Hannover Finance SA, Euro-zone Company Guaranteed Notes (Callable 02/26/14 @ $100.00) ‡‡	(A, A1)	02/26/24	5.750	701,262
Telecommunications (1.1%)
149	EUR	SES Global, Company Guaranteed Notes	(BBB, Baa2)	11/19/08	4.500	203,250
350	EUR	SES Global, Series EMTN, Company Guaranteed Notes	(BBB, Baa2)	03/15/11	4.000	465,838
						669,088
TOTAL LUXEMBOURG						1,370,350
Malaysia (0.6%)
Oil & Gas (0.6%)
320	USD	Petroliam Nasional Berhad, Rule 144A, Bonds ‡	(A-, A1)	08/15/15	7.750	358,760
TOTAL MALAYSIA						358,760
Netherlands (3.6%)
Banks (0.9%)
700	TRY	ABN Amro Bank NV, Series EMTN, Notes	(AA-, Aa2)	01/09/08	20.000	545,896
Insurance (2.3%)
1,000	EUR	Allianz Finance II BV, Euro-zone Company Guaranteed Notes	(AA, Aa3)	11/29/12	5.625	1,425,273
Sovereign (0.4%)
200	EUR	Government of the Netherlands	(AAA, Aaa)	07/15/12	5.000	281,261
TOTAL NETHERLANDS						2,252,430
Norway (2.5%)
Diversified Financials (2.5%)
180,000	JPY	Eksportfinans ASA, Global Bonds	(AA+, Aaa)	06/21/10	1.800	1,538,653
TOTAL NORWAY						1,538,653
Spain (3.0%)
Banks (3.0%)
1,500	EUR	Banco Bilbao Vizcaya Argentaria SA, Notes	(AAA, Aaa)	02/25/15	3.500	1,889,110
Sweden (0.3%)
Telecommunication Equipment (0.3%)
150	EUR	Telefonaktiebolaget LM Ericsson, Series EMTN, Notes	(BBB+, Baa1)	06/27/17	5.375	207,686
TOTAL SWEDEN						207,686
United Kingdom (13.1%)
Agriculture (0.3%)
150	EUR	BAT International Finance PLC, Series EMTN, Company Guaranteed Notes	(BBB+, Baa1)	06/29/17	5.375	203,830
Banks (1.9%)
900	EUR	HBOS Treasury Services PLC, Series EMTN	(AAA, Aaa)	07/13/16	4.375	1,198,726
Commercial Services (0.4%)
250	USD	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) ‡	(B, B3)	08/01/15	8.625	248,750
Sovereign (10.5%)
2,245	GBP	UK Treasury Bonds	(AAA, Aaa)	03/07/08	5.000	4,542,453
950	GBP	UK Treasury Bonds	(AAA, Aaa)	03/07/25	5.000	1,948,595
						6,491,048
TOTAL UNITED KINGDOM						8,142,354

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BONDS
United States (38.9%)
Automobile Manufacturers (1.1%)
710	USD	DaimlerChrysler North America Holding Corp., Global Company Guaranteed Notes §	(BBB, Baa1)	03/15/11	5.875	$713,561
Banks (0.7%)
410	USD	USB Capital IX, Company Guaranteed Notes (Callable 04/15/11 @ $100.00) #	(A+, A1)	03/29/49	6.189	405,517
Chemicals (0.2%)
117	USD	PolyOne Corp., Global Company Guaranteed Notes (Callable 05/15/08 @ $102.66)	(B+, B2)	05/15/10	10.625	123,143
Diversified Financials (5.3%)
215	USD	American Express Co., Notes (Callable 09/01/16 @ $100.00) §#	(A-, A3)	09/01/66	6.800	220,110
215	USD	Ameriprise Financial, Inc., Senior Unsecured Notes §	(A-, A3)	11/15/10	5.350	214,750
260	USD	BAE Systems Holdings, Inc., Rule 144A, Notes ‡	(BBB, Baa2)	08/15/10	4.750	255,971
380	USD	Ford Motor Credit Co., Notes §	(B, B1)	06/16/08	6.625	377,575
110	USD	General Motors Acceptance Corp., Global Notes §	(BB+, Ba1)	05/15/09	5.625	104,903
60	USD	General Motors Acceptance Corp., Global Notes §	(BB+, Ba1)	12/01/14	6.750	54,001
230	USD	Goldman Sachs Group, Inc., Global Notes §	(AA-, Aa3)	01/15/15	5.125	217,713
120	USD	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.42) §	(B, B2)	02/15/12	10.250	126,000
200	USD	HSBC Finance Capital Trust IX, Notes (Callable 11/30/15 @ $100.00) #	(A, A1)	11/30/35	5.911	193,131
160	USD	John Deere Capital Corp., Series MTN, Notes	(A, A2)	07/25/11	5.650	161,608
160	USD	Residential Capital Corp., Company Guaranteed Notes	(BBB-, Baa3)	11/21/08	6.125	153,534
295	USD	Residential Capital Corp., Company Guaranteed Notes	(BBB-, Baa3)	02/22/11	6.000	272,117
995	USD	Wachovia Capital Trust III, Bank Guaranteed Notes (Callable 03/15/11 @ $100.00) #	(A, A2)	08/29/49	5.800	976,633
						3,328,046
Electric (0.2%)
130	USD	PacifiCorp, First Mortgage Notes	(A-, A3)	11/15/11	6.900	137,471
Healthcare Services (0.4%)
265	USD	WellPoint, Inc., Global Unsecured Notes	(BBB+, Baa1)	01/15/11	5.000	260,871
Insurance (5.2%)
275	USD	American International Group, Inc., Global Notes §#	(AA, Aa2)	05/15/13	4.250	258,089
290	USD	Berkshire Hathaway Finance Corp., Global Company Guaranteed Notes	(AAA, Aaa)	01/15/10	4.125	284,147
200,000	JPY	GE Financial Assurance Holdings, Inc., Global Notes	(A, A2)	06/20/11	1.600	1,667,703
500	USD	Merna Reinsurance, Ltd., Series A, Senior Notes #	(NR, Aa2)	07/07/10	6.010	500,625
500	USD	Merna Reinsurance, Ltd., Series B, Subordinated Notes #	(NR, A2)	07/07/10	7.110	500,625
						3,211,189
Lodging (0.3%)
200	USD	Inn of the Mountain Gods, Global Senior Notes (Callable 11/15/07 @ $106.00) §	(B-, B3)	11/15/10	12.000	213,000
Media (0.5%)
310	USD	Time Warner, Inc., Company Guaranteed Notes	(BBB+, Baa2)	11/15/16	5.875	299,356
Mortgage Backed Securities (17.9%)
1,565	USD	Fannie Mae Pool #829208 ‡‡	(AAA, Aaa)	07/01/35	5.000	1,471,841
1,571	USD	Fannie Mae Pool #831730 ‡‡	(AAA, Aaa)	09/01/36	6.500	1,588,088
1,816	USD	Fannie Mae Pool #848193 ‡‡	(AAA, Aaa)	11/01/35	5.500	1,757,552
1,891	USD	Fannie Mae Pool #907744 ‡‡	(AAA, Aaa)	01/01/37	5.500	1,828,629
160,000	JPY	Fannie Mae, Global Senior Notes	(AAA, Aaa)	10/09/07	2.125	1,347,404
550	USD	Federal Home Loan Mortgage Corp., Series 3340, Class PF #	(AAA, Aaa)	07/15/37	5.620	549,568
2,299	USD	Freddie Mac Pool #A61428	(AAA, Aaa)	02/01/37	6.000	2,282,644
300	USD	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3#	(AAA, Aaa)	12/15/43	5.246	294,839
						11,120,565
Oil & Gas (1.3%)
175	USD	Enterprise Products Operating LP, Series B, Global Senior Notes	(BBB-, Baa3)	10/15/34	6.650	172,062
235	USD	Hess Corp., Notes §	(BBB-, Baa3)	08/15/31	7.300	255,430
200	USD	Pemex Project Funding Master Trust, Rule 144A, Company Guaranteed Notes #‡	(BBB, Baa1)	06/15/10	6.660	204,500

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BONDS
United States
Oil & Gas
155	USD	XTO Energy, Inc., Notes	(BBB, Baa2)	06/30/15	5.300	$148,434
						780,426
Pharmaceuticals (2.6%)
300	USD	Bristol-Myers Squibb Co., Notes	(A+, A2)	08/15/13	5.250	295,463
1,000	EUR	Pfizer, Inc., Notes	(AAA, Aa1)	05/15/17	4.550	1,340,734
						1,636,197
Retail (0.2%)
140	USD	Home Depot, Inc., Global Senior Unsecured Notes	(A+, Aa3)	03/01/16	5.400	131,343
Telecommunications (2.6%)
385	USD	AT&T, Inc., Global Notes §	(A, A2)	09/15/34	6.150	370,214
250	USD	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC+, B2)	06/15/13	10.125	263,437
315	USD	Embarq Corp., Notes	(BBB-, Baa3)	06/01/16	7.082	315,222
275	USD	Motorola, Inc., Notes	(A-, Baa1)	11/16/07	4.608	274,338
40	USD	Sprint Capital Corp., Global Company Guaranteed Notes	(BBB, Baa3)	03/15/32	8.750	44,073
335	USD	Verizon Communications, Inc., Global Senior Notes	(A, A3)	02/15/16	5.550	326,148
						1,593,432
Textiles & Apparel (0.4%)
250	USD	Levi Strauss & Co., Global Senior Notes (Callable 12/15/07 @ $106.12) §	(B, B2)	12/15/12	12.250	267,500
TOTAL UNITED STATES						24,221,617
TOTAL BONDS (Cost $57,138,018)						59,110,899

Number of Shares
SHORT-TERM INVESTMENTS (6.0%)
3,073,148	State Street Navigator Prime Portfolio§§	3,073,148

Par (000)
$533	State Street Bank and Trust Co. Euro Time Deposit	08/01/07	4.100	533,000
125	United States Treasury Bills	09/20/07	4.930	124,205

TOTAL SHORT-TERM INVESTMENTS (Cost $3,730,353)				3,730,353

TOTAL INVESTMENTS AT VALUE (101.0%) (Cost $60,868,371)				62,841,252

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.0%)				(630,778)

NET ASSETS (100.0%)				$62,210,474

OPEN FUTURES CONTRACTS

Futures Contracts	Number of Contracts	Expiration Date	Contract Amount	Contract Value	Unrealized Appreciation/ (Depreciation)

U.S. Treasury 20 Year Bond Futures	3	9/19/07	$326,170	$330,188	$4,018
U.S. Treasury 2 Year Notes Futures	33	9/28/07	6,717,710	6,762,938	45,228
U.S. Treasury 5 Year Notes Futures	9	9/19/07	958,400	966,797	8,397

			$8,002,280	$8,059,923	$57,643

Federal Republic of Germany 10 Year	(12)	9/06/07	$(1,819,666)	$(1,852,054)	$(32,388)
U.S. Treasury 5 Year Notes Futures	(11)	9/28/07	(1,137,935)	(1,160,156)	(22,221)

			$(2,957,601)	$(3,012,210)	$(54,609)

			$5,044,679	$5,047,713	$3,034

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign Currency Contract	Expiration Date	Foreign Currency to be Purchased/(Sold)		Contract Amount	Contract Value	Unrealized Gain (Loss)
Australian Dollars	9/19/2007	AUD	(1,700,000)	$(1,447,489)	$(1,454,281)	$(6,792)
Australian Dollars	9/19/2007	AUD	1,390,889	1,161,031	1,189,850	28,819
Canadian Dollar	9/19/2007	C$	(1,058,646)	(994,968)	(992,537)	2,431
Swiss Franc	9/19/2007	CHF	(1,759,266)	(1,424,081)	(1,467,446)	(43,365)
Swiss Franc	9/19/2007	CHF	1,759,266	1,424,063	1,467,446	43,383
Danish Krone	9/19/2007	DKK	1,845,251	330,584	339,949	9,365
Euro	9/19/2007		€1,063,103	1,424,081	1,457,617	33,536
Euro	9/19/2007		€687,059	946,115	942,024	(4,091)
Euro	9/19/2007		€1,161,338	1,549,806	1,592,306	42,500
Euro	9/19/2007		€(1,120,00)	(1,547,236)	(1,535,627)	11,609
British Pound	9/19/2007		£630,000	1,268,726	1,279,259	10,533
British Pound	9/19/2007		£(630,000)	(1,254,110)	(1,279,259)	(25,149)
British Pound	9/19/2007		£(1,150,681)	(2,263,520)	(2,336,538)	(73,018)
British Pound	9/19/2007		£(300,000)	(612,087)	(609,171)	2,916
Japanese Yen	9/19/2007		¥(115,000,000)	(946,115)	(972,161)	(26,046)
Japanese Yen	9/19/2007		¥172,962,727	1,423,426	1,462,153	38,727
Japanese Yen	9/19/2007		¥(76,000,000)	(627,661)	(642,472)	(14,811)
New Zealand Dollar	9/19/2007	NZD	1,885,980	1,447,489	1,443,840	(3,649)
New Zealand Dollar	9/19/2007	NZD	(1,913,554)	(1,427,320)	(1,464,949)	(37,629)
Swedish Krona	9/19/2007	SEK	3,536,794	502,046	526,148	24,102

				$(1,067,220)	$(1,053,849)	$13,371

INVESTMENT ABBREVIATIONS

EMTN = Euro Medium Term Note

MTN = Medium Term Note

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities amounted to a value of $2,425,252 or 3.9% of net assets.

#	Variable rate obligations — The interest rate shown is the rate as of July 31, 2007.
‡‡	Collateral segregated for futures contracts.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

AUD = Australian Dollar
CAD = Canadian Dollar
EUR = Euro
GBP = Great British Pound
JPY = Japanese Yen
TRY = New Turkish Lira
USD = U.S. Dollar

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.  When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $60,868,371, $2,743,588, $(770,707) and $1,972,881, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL FIXED INCOME FUND, INC.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	September 24, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 24, 2007